Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 2,805,490	$ 2,799,482
Federal funds sold	5,000,000	4,100,000
Interest-earning demand deposits in banks	3,582,457	2,043,918
Cash and cash equivalents	11,387,947	8,943,400
Interest-earning time deposits in banks	2,476,000
Available-for-sale securities:
Investment securities	62,257,962	52,871,871
Mortgage-backed securities	40,364,086	41,994,850
Other investments	116,088	130,049
Loans held for sale	446,818	280,000
Loans, net of allowance for loan losses of $3,296,607 and $2,964,285 at December 31, 2011 and 2010	170,865,102	176,442,118
Premises and equipment, net of accumulated depreciation of $7,843,394 and $7,523,691 at December 31, 2011 and 2010	5,532,720	5,659,074
Federal Home Loan Bank stock	1,113,800	1,113,800
Foreclosed assets held for sale, net	435,480	459,877
Cash surrender value of life insurance	4,402,602	4,238,915
Interest receivable	2,071,534	1,872,779
Deferred income taxes	413,110	1,620,994
Income taxes receivable	47,433
Mortgage servicing rights, net of valuation allowance of $173,791 and $163,989 as of December 31, 2011 and 2010	697,733	797,327
Goodwill	2,726,567	2,726,567
Other assets	1,934,375	2,329,232
Total assets	307,289,357	301,480,853
Deposits
Demand	22,752,901	19,856,437
Savings, NOW and money market	100,170,389	91,288,015
Time	131,316,770	145,279,195
Total deposits	254,240,060	256,423,647
Short-term borrowings	6,517,750	4,018,235
Deferred compensation	3,295,827	3,060,637
Advances from borrowers for taxes and insurance	740,083	629,788
Interest payable	349,121	556,257
Other liabilities	981,093	1,114,139
Total liabilities	266,123,934	265,802,703
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,920,955 - December 31, 2011 and 1,923,689 - December 31, 2010	19,210	19,237
Additional paid-in capital	16,066,624	16,159,960
Retained earnings - substantially restricted	22,767,719	20,045,095
Accumulated other comprehensive income (loss)	2,672,490	(150,802)
Unallocated ESOP shares	(360,620)	(395,340)
Total stockholders' equity	41,165,423	35,678,150
Total liabilities and stockholders' equity	$ 307,289,357	$ 301,480,853